Supplemental Information - Supplemental Information of Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
ASSETS
Cash and cash equivalents	$ 3,698	$ 5,163	$ 5,028	$ 5,567
Restricted cash	817	978
Trade receivables	782	1,054
Financing receivables	19,571	21,472	22,148
Inventories, net	7,105	7,008
Property, plant and equipment, net	6,188	6,865
Investments in unconsolidated subsidiaries and affiliates	563	605
Equipment under operating leases	1,584	1,518
Goodwill	2,473	2,484
Other intangible assets, net	808	850
Deferred tax assets	1,515	1,747
Derivative assets	314	205
Other assets	1,865	1,964
TOTAL ASSETS	47,283	51,913
LIABILITIES AND EQUITY
Debt	26,639	29,594
Trade payables	5,512	5,982
Deferred tax liabilities	476	452
Pension, postretirement and other post employment benefits	2,472	2,614
Derivative liabilities	337	235
Other liabilities	6,876	8,059
Total liabilities	42,312	46,936
Equity	4,955	4,961	5,081	4,955
Redeemable noncontrolling interest	16	16
TOTAL EQUITY AND LIABILITIES	47,283	51,913
Industrial Activities [Member]
ASSETS
Cash and cash equivalents	2,730	4,122	4,245	4,010
Restricted cash	2	1
Trade receivables	771	1,025
Financing receivables	3,367	4,767
Inventories, net	6,939	6,845
Property, plant and equipment, net	6,186	6,862
Investments in unconsolidated subsidiaries and affiliates	2,807	3,063
Equipment under operating leases	11	20
Goodwill	2,318	2,324
Other intangible assets, net	789	828
Deferred tax assets	1,305	1,508
Derivative assets	307	198
Other assets	1,533	1,502
TOTAL ASSETS	29,065	33,065
LIABILITIES AND EQUITY
Debt	9,099	11,520
Trade payables	5,385	5,850
Deferred tax liabilities	187	202
Pension, postretirement and other post employment benefits	2,453	2,594
Derivative liabilities	323	221
Other liabilities	6,647	7,701
Total liabilities	24,094	28,088
Equity	4,955	4,961
Redeemable noncontrolling interest	16	16
TOTAL EQUITY AND LIABILITIES	29,065	33,065
Financial services [Member]
ASSETS
Cash and cash equivalents	968	1,041	783	1,557
Restricted cash	815	977
Trade receivables	50	92
Financing receivables	20,279	22,717
Inventories, net	166	163
Property, plant and equipment, net	2	3
Investments in unconsolidated subsidiaries and affiliates	123	136
Equipment under operating leases	1,573	1,498
Goodwill	155	160
Other intangible assets, net	19	22
Deferred tax assets	210	239
Derivative assets	10	9
Other assets	752	781
TOTAL ASSETS	25,122	27,838
LIABILITIES AND EQUITY
Debt	21,615	24,086
Trade payables	173	197
Deferred tax liabilities	289	250
Pension, postretirement and other post employment benefits	19	20
Derivative liabilities	17	16
Other liabilities	640	675
Total liabilities	22,753	25,244
Equity	2,369	2,594
Redeemable noncontrolling interest	0
TOTAL EQUITY AND LIABILITIES	$ 25,122	$ 27,838